Financial instruments and risk management - Risk management (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Customer A | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	44.00%	47.00%
Customer B | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%	25.00%
Customer C | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	21.00%
Customer 1 | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	42.00%	42.00%
Customer 2 | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	22.00%
Customer 3 | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	7.00%
Customer 4 | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	13.00%
Customer 5 | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	2.00%	13.00%
Credit facilities
Concentration Risk [Line Items]
Outstanding balance, long-term debt	CAD 32.0	CAD 39.6
Corresponding change in annual interest expense	CAD 0.3